Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Contract Amounts of Foreign Exchange Contracts

Contract amounts of foreign exchange contracts at December 31, 2011 and 2010 are set forth below:

	December 31
	2011	2010
	(Millions of yen)
To sell foreign currencies	¥391,455	¥466,361
To buy foreign currencies	75,016	48,686

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2011 and 2010.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2011	2010
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥1,325	¥2,487
Liabilities:
Foreign exchange contracts	Other current liabilities	1,270	426

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2011	2010
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥3,393	¥9,463
Liabilities:
Foreign exchange contracts	Other current liabilities	1,340	487

Effect of Derivative Instruments on Consolidated Statement of Income

Derivatives not designated as hedging instruments

		Gain (loss) recognized in income on derivative
		Years ended December 31
	Location	2011	2010	2009
		(Millions of yen)
Foreign exchange contracts	Other, net	¥11,168	¥50,794	¥(8,638)

Cash Flow Hedging
Effect of Derivative Instruments on Consolidated Statement of Income

The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2011, 2010 and 2009.

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2011:
Foreign exchange contracts	¥(785)	Other, net	¥5,006	Other, net	¥(457)
2010:
Foreign exchange contracts	1,419	Other, net	6,990	Other, net	(302)
2009:
Foreign exchange contracts	(2,372)	Other, net	2,670	Other, net